MARKETABLE SECURITIES (Summary of Changes in Fair Value of Company's Marketable Securities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Balance at beginning of the year	$ 8,678	$ 1,709
Additions	23,164	10,006	$ 6,716
Sale or maturity	(11,807)	(2,918)	(26,784)
Changes in fair value during the year	436	(119)
Balance at end of the year	$ 20,471	$ 8,678	$ 1,709